Postretirement Benefit Plans - Summary of Actual Pension Plan Asset Allocation (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	35.00%	32.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	54.00%	53.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	11.00%	15.00%